Earnings Per Share (EPS)	6 Months Ended
Jun. 30, 2025
Earnings Per Share (EPS)
Earnings Per Share (EPS)

Note 4

Earnings Per Share (EPS)

The following table reflects the income and share data used in the basic and diluted EPS calculations:

EUR’000	H1 2025	H1 2024
Profit attributable to ordinary equity holders of the parent for basic earnings	167,733	153
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	167,733	153

Thousands	H1 2025	H1 2024
Weighted average number of ordinary shares for basic EPS¹	350,957	341,158
Effect of dilution from share based payments programme	1,404	990
Weighted average number of ordinary shares adjusted for the effect of dilution¹	352,361	342,148

The weighted average number of ordinary shares takes into account the weighted average effect of share-based payments during the period.

In the comparative period, the weighted average number of shares reflected the issuance of 39.5 million shares in connection with the private placement on 15 February 2024, as well as an additional 28 thousand shares issued in connection with the private placement on 26 June 2024.

Refer to Note 11 to the consolidated financial statements for 2024 for further information regarding the Group’s accounting policies.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorisation of these financial statements.

[1]The weighted average number of shares takes into account the weighted average effect of share-based payments during the period.